PREPAID EXPENSES (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
SCHEDULE OF PREPAID EXPENSES AND OTHER CURRENT ASSETS

Prepaid expenses and other current assets consist of the following:

	September 30, 2025	December 31, 2024
Prepaid payroll wages	$38,271	$38,271
Prepaid insurance	74,929	10,017
Prepaid software and other	51,577	7,579

TOTAL PREPAID EXPENSES	$164,777	$55,867

Prepaid expenses and other current assets consist of the following:

	2024	2023
Deferred offering costs	$427,898	$-

Prepaid payroll wages	$38,271	$-
Prepaid insurance	10,017	1,714
Prepaid software and other	7,579	7,429

TOTAL PREPAID EXPENSES	$483,765	$9,143